10. Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule liabilities measured at fair value on a recurring basis
Description	June 30, 2016 and December 31, 2015	Level 1	Level 2	Level 3

Warrant Liability	$0	$-	$-	$0

Description	December 31, 2015	Level 1	Level 2	Level 3

Warrant Liability	$—	$—	$—	$—

Description	December 31, 2014	Level 1	Level 2	Level 3

Warrant Liability	$19,792	$—	$—	$19,792

Schedule of liabilities measured using fair significant unobservable inputs (Level 3)
	Six months ended June 30,
	2016	2015
Balance at start of period	$-	$19,792

Change in fair value to June 11, 2015	-	485
Extinguishment of liability June 11, 2015		(20,277)

Balance at end of period	$-	$-

Balance at January 1, 2014	$—
Issuance of Series A Warrants and Placement Agent Warrants as part of Offering Units on January 2, January 31, February 24, February 28 and March 31, April 25, 2014	2,103,195
Change in fair value during period	252,633
Reclassification to equity from waiver of anti-dilution on May 15, 2014	(2,336,036)
Balance at December 31, 2014	$19,792
Change in fair value during period	(19,792)
Balance at December 31, 2015	$—

Schedule of fair value assumptions used in calculation of the Monte Carlo Simulation model
	Six Months Ended June 30,
	2016	2015
Risk-free interest rates	-	0.56-.73%
Expected life	-	1.65 years
Expected dividends	-	0%
Expected volatility	-	90-93%
Vycor Common Stock fair value	-	$1.59-1.84

	Year ended December 31,
	2015	2014
Risk-free interest rates	0.56-.73%	0.58-0.93%
Expected life	1.65 years	2.09 – 3.00 years
Expected dividends	0%	0%
Expected volatility	90-93%	71-97%
Vycor Common Stock fair value	$1.59-1.84	$1.79-$2.70